Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Income and Expenses [Abstract]
Equity component, allowance for funds used during construction	$ 49	$ 42	$ 95	$ 81
Non-service component of net periodic benefit cost	26	20	51	39
Interest income	20	10	30	22
Equity income	4	1	9	7
Gain on derivatives, net	0	19	6	32
Other	20	13	19	15
Other income, net	$ 119	$ 105	$ 210	$ 196